Non-Convertible Debt and Promissory Note (Tables) - Glencore [Member]	12 Months Ended
Dec. 31, 2020
Non-Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of non convertible debt and promissory note [Table Text Block]

	Year ended December 31,
	2020	2019
Non-Convertible Debt - beginning of period	—	178,483
Change due to modification (Note 7)	—	(352)
Accretion and capitalized interest	—	12,305
Repayment	—	(190,436)
Non-Convertible Debt - end of period	—	—

Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of non convertible debt and promissory note [Table Text Block]
	Year ended December 31,
	2020	2019
Promissory Note - beginning of period	$15,501	$—
Funding, net of costs	—	15,000
Accretion and capitalized interest	1,128	501
Promissory Note - end of period	$16,629	$15,501